                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Breeden Capital Management LLC
Address:  100 Northfield Street
          Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Breeden
Title:  Chairman
Phone:  (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden           Greenwich, CT            August 12, 2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          10

Form 13F Information Table Value Total:  $1,052,010
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                        FOR QUARTER ENDED JUNE 30, 2008

                                                                                                      Voting Authority
                                                    Value (x Shrs or prn SH/ Put/ Investment  Other   ----------------
Name of Issuer             Title of Class   CUSIP    $1000)      amt     PRN Call Discretion Managers Sole Shared None
--------------             -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ ----
Acco Brands Corp.               COM       00081T108 $ 59,374  5,287,101  SH       SOLE                 X
Alexander & Baldwin Inc.        COM       014482103 $ 91,181  2,001,772  SH       SOLE                 X
DST Systems Inc. Delaware       COM       233326107 $ 92,291  1,676,500  SH       SOLE                 X
H&R Block Inc.                  COM       093671105 $223,309 10,435,000  SH       SOLE                 X
Helmerich & Payne Inc.          COM       423452101 $101,217  1,405,400  SH       SOLE                 X
Hillenbrand Inc.                COM       431571108 $ 59,804  2,794,595  SH       SOLE                 X
Hill-Rom Hldgs Inc.             COM       431475102 $ 66,873  2,478,618  SH       SOLE                 X
SPDR Trust                   UNIT SER 1   78462F103 $ 59,767    467,000  SH       SOLE                 X
Steris Corp.                    COM       859152100 $145,736  5,067,321  SH       SOLE                 X
Zale Corp. New                  COM       988858106 $152,458  8,070,839  SH       SOLE                 X